UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners

Small Cap Growth Fund

Managed by	CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Fund name change

During the fourth quarter of 2009, it is expected that the Fund’s name will change to Legg Mason ClearBridge Small Cap Growth Fund. There will be no change in the Fund’s investment objective or investment policies as a result of the name change.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Small Cap Growth Fund	I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six months ended June 30, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in January and February 2009, with the Index returning -8.43% and -10.65%, respectively. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply, rising approximately 36% from their March low through the end of June 2009. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index gained 3.16% over the six-month reporting period.

Looking at the U.S. stock market more closely, in terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000v, Russell Midcapvi and Russell 2000vii Indices, returned 4.32%, 9.96% and 2.64%, respectively, during the six-month period ended June 30,

II	Legg Mason Partners Small Cap Growth Fund

2009. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 11.52% and -3.05%, respectively. This disparity in returns was due, in part, to the strong performance of growth-oriented technology stocks and the weak performance of value-oriented financial stocks.

Performance review

For the six months ended June 30, 2009, Class A shares of Legg Mason Partners Small Cap Growth Fund, excluding sales charges, returned 16.39%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Indexx, returned 11.36% for the same period. The Lipper Small-Cap Growth Funds Category Average1 returned 11.41% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Small Cap Growth Fund — Class A Shares	16.39%
Russell 2000 Growth Index	11.36%
Lipper Small-Cap Growth Funds Category Average[1]	11.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class 1 shares[2] returned 16.56%, Class B shares returned 15.56%, Class C shares returned 15.97%, Class FI shares returned 16.56%, Class R shares returned 16.44%, Class I shares returned 16.70% and Class IS shares returned 16.70% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class 1, Class A, Class B, Class C, Class FI, Class R, Class I and Class IS shares were 1.34%, 1.37%, 2.35%, 2.37%, 1.20%, 1.47%, 0.80% and 0.81%, respectively.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%. This expense limitation may be reduced or terminated at any time.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 597 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares are closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Partners Small Cap Growth Fund	III

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2009

IV	Legg Mason Partners Small Cap Growth Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Legg Mason Partners Small Cap Growth Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investment

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	16.56%	$1,000.00	$1,165.60	1.12%	$6.01
Class A	16.39	1,000.00	1,163.90	1.42	7.62
Class B	15.56	1,000.00	1,155.60	2.78	14.86
Class C	15.97	1,000.00	1,159.70	2.28	12.21
Class FI	16.56	1,000.00	1,165.60	1.12	6.01
Class R	16.44	1,000.00	1,164.40	1.37	7.35
Class I	16.70	1,000.00	1,167.00	0.83	4.46
Class IS	16.70	1,000.00	1,167.00	0.79	4.24

[1]	For the six months ended June 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,019.24	1.12%	$5.61
Class A	5.00	1,000.00	1,017.75	1.42	7.10
Class B	5.00	1,000.00	1,011.01	2.78	13.86
Class C	5.00	1,000.00	1,013.49	2.28	11.38
Class FI	5.00	1,000.00	1,019.24	1.12	5.61
Class R	5.00	1,000.00	1,018.00	1.37	6.85
Class I	5.00	1,000.00	1,020.68	0.83	4.16
Class IS	5.00	1,000.00	1,020.88	0.79	3.96

[1]	For the six months ended June 30, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2009

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
SHARES	SECURITY	VALUE

COMMON STOCKS† — 92.3%
CONSUMER DISCRETIONARY — 9.7%
	Hotels, Restaurants & Leisure — 4.1%
364,950	Bally Technologies Inc.*	$10,919,304
867,930	Burger King Holdings Inc.	14,989,151
	Total Hotels, Restaurants & Leisure	25,908,455
	Media — 1.7%
1,905,240	Lions Gate Entertainment Corp.*	10,669,344
	Specialty Retail — 3.9%
402,194	Hibbett Sports Inc.*	7,239,492
241,960	Ross Stores Inc.	9,339,656
385,860	Urban Outfitters Inc.*	8,052,898
	Total Specialty Retail	24,632,046
	TOTAL CONSUMER DISCRETIONARY	61,209,845
CONSUMER STAPLES — 1.9%
	Food & Staples Retailing — 1.9%
462,719	Casey’s General Stores Inc.	11,887,251
ENERGY — 5.9%
	Energy Equipment & Services — 1.9%
1,110,575	ION Geophysical Corp.*	2,854,178
515,620	North American Energy Partners Inc.*	3,140,126
1,355,145	Parker Drilling Co.*	5,881,329
	Total Energy Equipment & Services	11,875,633
	Oil, Gas & Consumable Fuels — 4.0%
184,910	Comstock Resources Inc.*	6,111,275
275,076	GMX Resources Inc.*	2,926,809
272,307	Range Resources Corp.	11,276,233
541,042	SandRidge Energy Inc.*	4,609,678
	Total Oil, Gas & Consumable Fuels	24,923,995
	TOTAL ENERGY	36,799,628
EXCHANGE TRADED FUND — 1.3%
145,327	iShares Russell 2000 Growth Index Fund	8,238,588
FINANCIALS — 5.2%
	Capital Markets — 2.9%
171,385	Affiliated Managers Group Inc.*	9,972,893
460,020	Duff & Phelps Corp., Class A Shares	8,179,156
	Total Capital Markets	18,152,049
	Diversified Financial Services — 0.4%
1,204,673	Primus Guaranty Ltd.*	2,843,028
	Real Estate Investment Trusts (REITs) — 1.9%
73,912	Alexandria Real Estate Equities Inc.	2,645,310

See Notes to Financial Statements.

4	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
SHARES	SECURITY	VALUE

	Real Estate Investment Trusts (REITs) — 1.9% continued
947,930	CB Richard Ellis Group Inc., Class A Shares*	$8,872,625
282,200	Gramercy Capital Corp.*	454,342
	Total Real Estate Investment Trusts (REITs)	11,972,277
	TOTAL FINANCIALS	32,967,354
HEALTH CARE — 18.5%
	Biotechnology — 4.7%
460,884	Acorda Therapeutics Inc.*	12,992,320
356,630	Alexion Pharmaceuticals Inc.*	14,664,625
1,222,900	ARIAD Pharmaceuticals Inc.*	1,944,411
	Total Biotechnology	29,601,356
	Health Care Equipment & Supplies — 2.4%
462,470	Conceptus Inc.*	7,815,743
270,396	Integra LifeSciences Holdings Corp.*	7,168,198
	Total Health Care Equipment & Supplies	14,983,941
	Health Care Providers & Services — 6.1%
560,780	AmerisourceBergen Corp.	9,948,237
430,030	CardioNet Inc.*	7,018,090
265,932	Mednax Inc.*	11,203,715
234,140	Owens & Minor Inc.	10,260,015
	Total Health Care Providers & Services	38,430,057
	Health Care Technology — 0.6%
301,800	Vital Images Inc.*	3,425,430
	Life Sciences Tools & Services — 2.0%
164,440	Mettler-Toledo International Inc.*	12,686,546
	Pharmaceuticals — 2.7%
344,900	Auxilium Pharmaceuticals Inc.*	10,822,962
253,307	XenoPort Inc.*	5,869,123
	Total Pharmaceuticals	16,692,085
	TOTAL HEALTH CARE	115,819,415
INDUSTRIALS — 14.8%
	Aerospace & Defense — 2.2%
839,983	Orbital Sciences Corp.*	12,742,542
172,357	Taser International Inc.*	785,948
	Total Aerospace & Defense	13,528,490
	Building Products — 0.1%
244,405	NCI Building Systems Inc.*	645,229
	Commercial Services & Supplies — 4.5%
654,030	Corrections Corporation of America*	11,111,970
242,700	Herman Miller Inc.	3,723,018

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
SHARES	SECURITY	VALUE

	Commercial Services & Supplies — 4.5% continued
734,665	Taleo Corp., Class A Shares*	$13,422,329
	Total Commercial Services & Supplies	28,257,317
	Construction & Engineering — 3.1%
386,900	Quanta Services Inc.*	8,948,997
387,360	Shaw Group Inc.*	10,617,538
	Total Construction & Engineering	19,566,535
	Machinery — 3.4%
247,730	AGCO Corp.*	7,201,511
567,080	IDEX Corp.	13,933,156
	Total Machinery	21,134,667
	Trading Companies & Distributors — 1.5%
268,580	MSC Industrial Direct Co. Inc., Class A Shares	9,529,218
	TOTAL INDUSTRIALS	92,661,456
INFORMATION TECHNOLOGY — 24.0%
	Communications Equipment — 2.4%
933,630	Comverse Technology Inc.*	7,982,536
210,986	F5 Networks Inc.*	7,298,006
	Total Communications Equipment	15,280,542
	Internet Software & Services — 6.5%
62,210	Baidu.com Inc., ADR*	18,730,809
232,680	Digital River Inc.*	8,450,938
501,667	Mercadolibre Inc.*	13,484,809
	Total Internet Software & Services	40,666,556
	IT Services — 1.3%
1,319,830	Online Resources Corp.*	8,235,739
	Semiconductors & Semiconductor Equipment — 1.5%
1,989,432	LSI Corp.*	9,071,810
	Software — 12.3%
556,790	Aspen Technology Inc.*	4,749,419
521,130	Blackboard Inc.*	15,039,812
506,170	Citrix Systems Inc.*	16,141,761
2,476,670	Lawson Software Inc.*	13,819,819
372,044	MICROS Systems Inc.*	9,420,154
215,310	Solarwinds Inc.*	3,550,462
801,310	Sourcefire Inc.*	9,928,231
445,885	Verint Systems Inc.*	4,592,615
	Total Software	77,242,273
	TOTAL INFORMATION TECHNOLOGY	150,496,920

See Notes to Financial Statements.

6	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS SMALL CAP GROWTH FUND
SHARES	SECURITY	VALUE

MATERIALS — 2.6%
	Chemicals — 1.2%
428,510	Rockwood Holdings Inc.*	$6,273,386
621,950	Senomyx Inc.*	1,312,315
	Total Chemicals	7,585,701
	Metals & Mining — 1.4%
163,046	Compass Minerals International Inc.	8,952,856
	TOTAL MATERIALS	16,538,557
TELECOMMUNICATION SERVICES — 5.6%
	Wireless Telecommunication Services — 5.6%
364,710	American Tower Corp., Class A Shares*	11,499,306
368,120	Leap Wireless International Inc.*	12,122,192
463,830	SBA Communications Corp., Class A*	11,382,388
	TOTAL TELECOMMUNICATION SERVICES	35,003,886
UTILITIES — 2.8%
	Electric Utilities — 2.8%
381,730	ITC Holdings Corp.	17,315,273
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $668,015,999)	578,938,173
FACE AMOUNT
SHORT-TERM INVESTMENT‡ — 7.8%
	Repurchase Agreement — 7.8%
$48,722,000	Interest in $489,946,000 joint tri-party repurchase agreement dated 6/30/09 with Greenwich Capital Markets Inc., 0.080% due 7/1/09; Proceeds at maturity — $48,722,108; (Fully collateralized by various U.S. government agency obligations, 1.750% to 6.625% due 8/18/09 to 2/20/29; Market value — $49,696,696) (Cost — $48,722,000)	48,722,000
	TOTAL INVESTMENTS — 100.1% (Cost — $716,737,999#)	627,660,173
	Liabilities in Excess of Other Assets — (0.1)%	(387,216)
	TOTAL NET ASSETS — 100.0%	$627,272,957

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

SCHEDULE OF WRITTEN OPTIONS
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
160	Baidu Inc., Call	7/18/09	$310.00	$131,200
2,596	CB Richard Ellis Group Inc., Call	7/18/09	10.00	77,880
	TOTAL WRITTEN OPTIONS (Premium received — $231,306)			$209,080

See Notes to Financial Statements.

8	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2009

ASSETS:
Investments, at value (Cost — $716,737,999)	$627,660,173
Cash	257
Receivable for securities sold	14,778,522
Receivable for Fund shares sold	932,015
Dividends and interest receivable	31,338
Prepaid expenses	59,230
Total Assets	643,461,535
LIABILITIES:
Payable for securities purchased	13,742,635
Payable for Fund shares repurchased	1,234,616
Investment management fee payable	385,076
Written options, at value (premium received $231,306)	209,080
Distribution fees payable	148,680
Trustees’ fees payable	6,182
Accrued expenses	462,309
Total Liabilities	16,188,578
TOTAL NET ASSETS	$627,272,957
NET ASSETS:
Par value (Note 7)	$566
Paid-in capital in excess of par value	833,832,640
Accumulated net investment loss	(968,600)
Accumulated net realized loss on investments, written options and foreign currency transactions	(116,536,049)
Net unrealized depreciation on investments and written options	(89,055,600)
TOTAL NET ASSETS	$627,272,957
Shares Outstanding:
Class 1	252,655
Class A	33,186,376
Class B	3,501,401
Class C	5,146,417
Class FI	57,861
Class R	306,234
Class I	1,774,647
Class IS	12,349,444

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) continued

June 30, 2009

Net Asset Value:
Class 1 (and redemption price)	$11.26
Class A (and redemption price)	$11.22
Class B*	$9.88
Class C*	$10.02
Class FI (and redemption price)	$11.26
Class R (and redemption price)	$11.19
Class I (and redemption price)	$11.46
Class IS (and redemption price)	$11.46
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.90

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:
Dividends	$2,888,079
Interest	47,732
Total Investment Income	2,935,811
EXPENSES:
Investment management fee (Note 2)	2,066,485
Transfer agent fees (Note 5)	835,377
Distribution fees (Notes 2 and 5)	808,393
Shareholder reports (Note 5)	56,126
Registration fees	52,204
Trustees’ fees	28,193
Audit and tax	12,345
Legal fees	11,818
Insurance	6,842
Custody fees	5,513
Miscellaneous expenses	5,686
Total Expenses	3,888,982
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,832)
Net Expenses	3,886,150
NET INVESTMENT LOSS	(950,339)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND REIT DISTRIBUTION (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(46,986,206)
Written options	1,311,538
Foreign currency transactions	8,263
REIT distributions	5,610
Net Realized Loss	(45,660,795)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	134,210,267
Written options	22,226
Change in Net Unrealized Appreciation/Depreciation	134,232,493
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND REIT DISTRIBUTION	88,571,698
INCREASE IN NET ASSETS FROM OPERATIONS	$87,621,359

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	11

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:
Net investment loss	$(950,339)	$(5,758,616)
Net realized loss	(45,660,795)	(43,641,747)
Change in net unrealized appreciation/depreciation	134,232,493	(345,959,861)
Increase (Decrease) in Net Assets From Operations	87,621,359	(395,360,224)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net realized gains	—	(26,065,879)
Decrease in Net Assets From Distributions to Shareholders	—	(26,065,879)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	57,536,244	368,527,709
Reinvestment of distributions	—	24,881,034
Cost of shares repurchased	(70,472,251)	(455,492,314)
Decrease in Net Assets From Fund Share Transactions	(12,936,007)	(62,083,571)
INCREASE (DECREASE) IN NET ASSETS	74,685,352	(483,509,674)
NET ASSETS:
Beginning of period	552,587,605	1,036,097,279
End of period*	$627,272,957	$552,587,605
* Includes accumulated net investment loss of:	$(968,600)	$(18,261)

See Notes to Financial Statements.

12	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2009[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.66	$16.75	$15.79
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.00)[4]	(0.06)	(0.05)
Net realized and unrealized gain (loss)	1.60	(6.58)	1.75
Total income (loss) from operations	1.60	(6.64)	1.70
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.45)	(0.74)
Total distributions	—	(0.45)	(0.74)
NET ASSET VALUE, END OF PERIOD	$11.26	$9.66	$16.75
Total return[5]	16.56%	(40.75)%	10.85%
NET ASSETS, END OF PERIOD (000s)	$2,846	$2,713	$5,381
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.34%[6]	1.34%	1.70%[6]
Net expenses[7,8]	1.12 [6]	1.05	1.12 [6]
Net investment loss	(0.06)[6]	(0.41)	(0.34)[6]
PORTFOLIO TURNOVER RATE	16%	41%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period March 2, 2007 (inception date) to December 31, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total annual operating expenses of Class A shares less the 12b-1 differential of 0.25%.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.64	$16.75	$16.11	$14.98	$15.50	$13.45
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.02)	(0.09)	(0.06)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	1.60	(6.57)	1.59	1.92	0.78	2.07
Total income (loss) from operations	1.58	(6.66)	1.53	1.86	0.75	2.05
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.45)	(0.89)	(0.73)	(1.27)	—
Total distributions	—	(0.45)	(0.89)	(0.73)	(1.27)	—
NET ASSET VALUE, END OF PERIOD	$11.22	$9.64	$16.75	$16.11	$14.98	$15.50
Total return[4]	16.39%	(40.87)%	9.68%	12.41%	4.82%	15.24%
NET ASSETS, END OF PERIOD (000s)	$372,311	$322,359	$582,025	$430,716	$366,133	$327,973
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.42%[5]	1.37%	1.29%	1.21%[6]	1.15%	1.21%
Net expenses	1.42 [5]	1.31 [7,8]	1.13 [7,8]	1.21 [6,7]	1.15	1.21 [7]
Net investment loss	(0.35)[5]	(0.66)	(0.35)	(0.37)	(0.23)	(0.13)
PORTFOLIO TURNOVER RATE	16%	41%	78%	94%	117%	130%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.19% and 1.18%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 1.12% until May 1, 2008.

See Notes to Financial Statements.

14	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.55	$15.04	$14.68	$13.84	$14.55	$12.74
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.07)	(0.20)	(0.19)	(0.19)	(0.18)	(0.13)
Net realized and unrealized gain (loss)	1.40	(5.84)	1.44	1.76	0.74	1.94
Total income (loss) from operations	1.33	(6.04)	1.25	1.57	0.56	1.81
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.45)	(0.89)	(0.73)	(1.27)	—
Total distributions	—	(0.45)	(0.89)	(0.73)	(1.27)	—
NET ASSET VALUE, END OF PERIOD	$9.88	$8.55	$15.04	$14.68	$13.84	$14.55
Total return[4]	15.56%	(41.40)%	8.71%	11.33%	3.82%	14.21%
NET ASSETS, END OF PERIOD (000s)	$34,597	$35,252	$81,191	$22,173	$27,349	$33,608
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.78%[5]	2.35%	2.32%	2.16%[6]	2.17%	2.09%
Net expenses	2.78 [5]	2.25 [7,8]	2.05 [7,8]	2.16 [6,7]	2.17	2.09 [7]
Net investment loss	(1.73)[5]	(1.61)	(1.27)	(1.32)	(1.26)	(1.02)
PORTFOLIO TURNOVER RATE	16%	41%	78%	94%	117%	130%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.14%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 2.26% until May 1, 2008.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.64	$15.24	$14.84	$13.97	$14.66	$12.83
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.05)	(0.22)	(0.18)	(0.18)	(0.16)	(0.12)
Net realized and unrealized gain (loss)	1.43	(5.93)	1.47	1.78	0.74	1.95
Total income (loss) from operations	1.38	(6.15)	1.29	1.60	0.58	1.83
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.45)	(0.89)	(0.73)	(1.27)	—
Total distributions	—	(0.45)	(0.89)	(0.73)	(1.27)	—
NET ASSET VALUE, END OF PERIOD	$10.02	$8.64	$15.24	$14.84	$13.97	$14.66
Total return[4]	15.97%	(41.58)%	8.89%	11.44%	3.93%	14.26%
NET ASSETS, END OF PERIOD (000s)	$51,554	$48,591	$96,387	$50,389	$54,994	$59,196
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.28%[5]	2.37%	2.02%	2.05%[6]	2.04%	2.01%
Net expenses	2.28 [5]	2.33 [7,8]	1.92 [7,8]	2.05 [6,7]	2.04	2.01 [7]
Net investment loss	(1.22)[5]	(1.69)	(1.13)	(1.21)	(1.12)	(0.94)
PORTFOLIO TURNOVER RATE	16%	41%	78%	94%	117%	130%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.03%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.95% until May 1, 2008.

See Notes to Financial Statements.

16	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS FI SHARES[1]	2009[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.66	$16.75	$16.59
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	(0.00)[4]	(0.07)	0.00	[4]
Net realized and unrealized gain (loss)	1.60	(6.57)	0.16
Total income (loss) from operations	1.60	(6.64)	0.16
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.45)	—
Total distributions	—	(0.45)	—
NET ASSET VALUE, END OF PERIOD	$11.26	$9.66	$16.75
Total return[5]	16.56%	(40.75)%	0.96%
NET ASSETS, END OF PERIOD (000s)	$651	$376	$122
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.12%[6]	1.20%	1.07%[6]
Net expenses	1.12 [6]	1.20	1.07	[6]
Net investment income (loss)	(0.06)[6]	(0.55)	1.63	[6]
PORTFOLIO TURNOVER RATE	16%	41%	78%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period December 20, 2007 (inception date) to December 31, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2009[2]	2008	2007	2006[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.61	$16.72	$16.11	$16.17
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.01)	(0.11)	(0.05)	(0.00)[5]
Net realized and unrealized gain (loss)	1.59	(6.55)	1.55	(0.06)
Total income (loss) from operations	1.58	(6.66)	1.50	(0.06)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.45)	(0.89)	—
Total distributions	—	(0.45)	(0.89)	—
NET ASSET VALUE, END OF PERIOD	$11.19	$9.61	$16.72	$16.11
Total return[6]	16.44%	(40.94)%	9.50%	(0.37)%
NET ASSETS, END OF PERIOD (000s)	$3,426	$2,112	$827	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.37%[7]	1.47%	1.34%	1.49%[7,8]
Net expenses	1.37 [7]	1.47	1.34	1.49 [7,8]
Net investment loss	(0.31)[7]	(0.82)	(0.30)	(1.33)[7]
PORTFOLIO TURNOVER RATE	16%	41%	78%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period December 28, 2006 (inception date) to December 31, 2006.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.45%.

See Notes to Financial Statements.

18	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008	2007[3]	2006[4]	2005[4]	2004[4,5]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.82	$16.96	$16.25	$15.04	$15.51	$13.99
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.01	(0.02)	0.00 [6]	0.00 [6]	0.02	0.01
Net realized and unrealized gain (loss)	1.63	(6.67)	1.60	1.94	0.78	1.51
Total income (loss) from operations	1.64	(6.69)	1.60	1.94	0.80	1.52
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.45)	(0.89)	(0.73)	(1.27)	—
Total distributions	—	(0.45)	(0.89)	(0.73)	(1.27)	—
NET ASSET VALUE, END OF PERIOD	$11.46	$9.82	$16.96	$16.25	$15.04	$15.51
Total return[7]	16.70%	(40.53)%	10.03%	12.89%	5.14%	10.90%
NET ASSETS, END OF PERIOD (000s)	$20,336	$12,252	$270,164	$92,248	$67,685	$58,197
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.83%[8]	0.80%	0.79%	0.84%[9]	0.81%	0.88%[8]
Net expenses	0.83 [8]	0.80	0.79	0.83 [9,10]	0.81	0.88 [8]
Net investment income (loss)	0.23 [8]	(0.15)	0.01	0.00 [11]	0.12	0.38 [8]
PORTFOLIO TURNOVER RATE	16%	41%	78%	94%	117%	130%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	As of March 2, 2007, Class O shares were converted to Class I shares.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	For the period November 1, 2004 (inception date) to December 31, 2004.

[6]	Amount represents less than $0.01 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.81%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Amount represents less than 0.01%.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS IS SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.82	$15.42
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.01	(0.01)
Net realized and unrealized gain (loss)	1.63	(5.59)
Total income (loss) from operations	1.64	(5.60)
NET ASSET VALUE, END OF PERIOD	$11.46	$9.82
Total return[4]	16.70%	(36.32)%
NET ASSETS, END OF PERIOD (000s)	$141,552	$128,933
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	0.79%	0.81%
Net expenses[5]	0.79	0.81
Net investment income (loss)[5]	0.27	(0.18)
PORTFOLIO TURNOVER RATE	16%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period August 4, 2008 (inception date) to December 31, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

20	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Small Cap Growth Fund (the “Fund”) is a separate, diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$578,938,173	—	—	$578,938,173
Short-term investments†	—	$48,722,000	—	48,722,000
Total	$578,938,173	$48,722,000	—	$627,660,173
Other financial instruments:
Written options	(209,080)	—	—	(209,080)
Total investments	$578,729,093	$48,722,000	—	$627,451,093

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

22	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

accruals and consider the realizability of interest accrued up to the date of default.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

24	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

Class 1 shares total expense will be voluntarily capped at a level 25 basis points lower than the total expense for Class A shares. This represents the difference in 12b-1 fees between Class A and Class 1.

During the six months ended June 30, 2009, LMPFA reimbursed expenses to the Fund amounting to $2,832.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class I shares have no initial CDSC.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

For the six months ended June 30, 2009, LMIS and its affiliates received sales charges of approximately $26,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$2,000	$7,000	$0	*

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$83,550,932
Sales	106,389,527

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,224,490
Gross unrealized depreciation	(163,312,771)
Net unrealized depreciation	$(89,088,281)

During the six months ended June 30, 2009, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
Written options, outstanding December 31, 2008	—	—
Options written	12,193	$1,542,844
Options closed	(2,012)	(230,382)
Options expired	(7,425)	(1,081,156)
Written options, outstanding June 30, 2009	2,756	$231,306

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and

26	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2009.

LIABILITY DERIVATIVES
	EQUITY CONTRACTS RISK[1]	OTHER CONTRACTS RISK[2]	TOTAL
Written options	$209,080	—	$209,080

[1]	Balance sheet location: Payables, Net Assets — Unrealized appreciation (depreciation)

[2]	Balance sheet location: Payables

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	EQUITY CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Written options	$1,311,538	—	$1,311,538

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	EQUITY CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Written options	$22,226	—	$22,226

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C, R and FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$7,020	$65
Class A	$405,096	566,910	39,576
Class B	162,228	150,870	9,755
Class C	233,893	107,397	6,486
Class FI	575	108	57
Class R	6,601	884	57
Class I	—	2,114	65
Class IS	—	74	65
Total	$808,393	$835,377	$56,126

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS
Class 1	$2,832

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2009	YEAR ENDED DECEMBER 31, 2008
Net Realized Gains:
Class 1	—	$130,234
Class A	—	14,997,516
Class B	—	2,066,414
Class C	—	2,633,708
Class FI	—	9,866
Class R	—	53,828
Class I	—	6,174,313
Class IS	—	—	*
Total	—	$26,065,879

*	For the period August 4, 2008 (inception date) to December 31, 2008.

7. Shares of beneficial interest

At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

28	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1
Shares issued on reinvestment	—	—	8,005	$130,261
Shares repurchased	(28,076)	$(271,770)	(48,468)	(705,590)
Net decrease	(28,076)	$(271,770)	(40,463)	$(575,329)
Class A
Shares sold	3,409,580	$33,423,401	7,106,589	$98,374,505
Shares issued on reinvestment	—	—	883,034	14,349,301
Shares repurchased	(3,660,923)	(35,395,464)	(9,293,358)	(127,614,631)
Net decrease	(251,343)	$(1,972,063)	(1,303,735)	$(14,890,825)
Class B
Shares sold	234,914	$2,025,060	465,870	$5,692,991
Shares issued on reinvestment	—	—	139,322	2,014,596
Shares repurchased	(858,066)	(7,312,794)	(1,880,733)	(23,570,201)
Net decrease	(623,152)	$(5,287,734)	(1,275,541)	$(15,862,614)
Class C
Shares sold	718,404	$6,262,580	1,686,735	$21,199,847
Shares issued on reinvestment	—	—	157,438	2,311,188
Shares repurchased	(1,192,790)	(10,237,721)	(2,549,074)	(31,272,120)
Net decrease	(474,386)	$(3,975,141)	(704,901)	$(7,761,085)
Class FI
Shares sold	23,769	$236,927	34,052	$492,391
Shares issued on reinvestment	—	—	606	9,866
Shares repurchased	(4,855)	(45,606)	(3,011)	(31,939)
Net increase	18,914	$191,321	31,647	$470,318
Class R
Shares sold	120,645	$1,197,496	213,552	$2,841,242
Shares issued on reinvestment	—	—	3,323	53,828
Shares repurchased	(34,207)	(324,370)	(46,535)	(649,679)
Net increase	86,438	$873,126	170,340	$2,245,391
Class I
Shares sold	775,479	$8,044,492	1,943,571	$29,588,674
Shares issued on reinvestment	—	—	364,584	6,011,994
Shares repurchased	(248,702)	(2,446,704)	(16,986,551)	(263,338,952)
Net increase (decrease)	526,777	$5,597,788	(14,678,396)	$(227,738,284)
Class IS
Shares sold	634,421	$6,346,288	13,858,337 *	$210,338,059 *
Shares repurchased	(1,416,026)	(14,437,822)	(727,288)*	(8,309,202)*
Net increase (decrease)	(781,605)	$(8,091,534)	13,131,049 *	$202,028,857 *

*	For the period August 4, 2008 (inception date) to December 31, 2008.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

8. Capital loss carryforward

As of December 31, 2008, the Fund had a net capital loss carryforward of approximately $46,678,535, of which $27,223,062 expires in 2010 and $19,455,473 expires in 2016. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of

30	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

$80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order

32	Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report

issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Subsequent event

At the August 2009 meeting, the Board of Trustees approved changing the Fund’s fiscal year end from December 31st to October 31st. This change will result in a “stub period” annual report being produced for the ten-month period ending October 31, 2009.

Legg Mason Partners Small Cap Growth Fund 2009 Semi-Annual Report	33

Legg Mason Partners

Small Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Small Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432. (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011195 8/09 SR09-864

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: September 1, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: September 1, 2009